Insurance (Obligations Under Funding Agreements - Liability and Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fixed and Floating Rate Funding Agreements by Type [Line Items]
Outstanding funding agreements to certain SPEs	$ 127	$ 2,200
Invested Assets Pledged As Collateral	3,548	2,801
Federal Home Loan Bank of Boston
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	50	250
Collateral pledged relating to obligations under funding agreements	144	311
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	95	95
Collateral pledged relating to obligations under funding agreements	266	147
Federal Home Loan Bank of Pittsburgh
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank amount of advances by branch for funding agreements	500	1,570
Collateral pledged relating to obligations under funding agreements	$ 3,765	$ 1,789